Covered Assets (Tables)	12 Months Ended
Sep. 30, 2013
Covered Assets [Abstract]
Summary of carrying value of acquired impaired and non-impaired loans
The following table reflects the carrying value of all acquired impaired and non-impaired loans as of September 30, 2013 and 2012:

	September 30, 2013			September 30, 2012
	Acquired Impaired Loans	Acquired Non-impaired Loans	Total	Acquired Impaired Loans	Acquired Non-impaired Loans	Total
	(In thousands)
Single-family residential	$28,428	$28,460	$56,888	$7,699	$35,676	$43,375
Construction – speculative	440	—	440	4,519	90	4,609
Construction – custom	1,197	—	1,197	1,196	—	1,196
Land – acquisition & development	17,953	4,810	22,763	22,747	11,430	34,177
Land – consumer lot loans	496	245	741	497	498	995
Multi-family	6,933	18,852	25,785	4,698	27,645	32,343
Commercial real estate	121,105	89,499	210,604	83,784	121,592	205,376
Commercial & industrial	14,949	9,416	24,365	18,504	13,023	31,527
HELOC	3,869	14,750	18,619	309	17,971	18,280
Consumer	242	604	846	659	918	1,577
Total covered loans	$195,612	$166,636	$362,248	$144,612	$228,843	$373,455
Allowance for losses	—	—	—	—	—	—
	$195,612	$166,636	$362,248	$144,612	$228,843	$373,455
Discount			(66,301)			(85,079)
Covered loans, net			$295,947			$288,376

Schedule of changes in carrying amount and accretable yield for acquired impaired and non-impaired loans
Changes in the carrying amount and accretable yield for acquired impaired and non-impaired loans were as follows for the fiscal years ended September 30, 2013 and 2012:

	September 30, 2013				September 30, 2012
	Acquired Impaired		Acquired Non-impaired		Acquired Impaired		Acquired Non-impaired
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
	(In thousands)				(In thousands)
Balance at beginning of period	$50,902	$74,953	$23,789	$213,423	$37,072	$116,061	$30,370	$269,888
Additions	43,299	107,946	—	—	—	—	—	—
Reclassification from nonaccretable balance, net	17,850	—	—	—	34,690	—	—	—
Accretion	(33,774)	33,774	(6,526)	6,526	(20,860)	20,860	(6,581)	6,581
Transfers to REO	—	(11,196)	—	—	—	(15,905)	—	—
Payments received, net	—	(67,386)	—	(62,093)	—	(46,063)	—	(63,046)
Balance at end of period	$78,277	$138,091	$17,263	$157,856	$50,902	$74,953	$23,789	$213,423

Schedule of activity for FDIC indemnification asset
The following table shows the year to date activity for the FDIC indemnification asset:

	September 30, 2013	September 30, 2012
	(In thousands)
Balance at beginning of period	$87,571	$101,634
Additions	18,101	3,284
Payments received	(13,421)	(3,456)
Amortization	(28,722)	(15,510)
Accretion	1,086	1,619
Balance at end of period	$64,615	$87,571

Summary of loans based on credit quality indicators
The following tables provide information on loans based on credit quality indicators (defined above) as of September 30, 2013 and 2012:

September 30, 2013	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Non-acquired loans
Single-family residential	$5,184,101	$4,595	$170,453	$—	$—	$5,359,149
Construction - speculative	99,436	3,199	28,143	—	—	130,778
Construction - custom	302,722	—	—	—	—	302,722
Land - acquisition & development	64,355	775	12,645	—	—	77,775
Land - consumer lot loans	121,039	—	632	—	—	121,671
Multi-family	819,911	2,114	9,659	—	—	831,684
Commercial real estate	373,012	21,652	20,297	—	—	414,961
Commercial & industrial	240,441	1,049	1,709	—	—	243,199
HELOC	112,186	—	—	—	—	112,186
Consumer	46,720	—	421	—	—	47,141
	$7,363,923	$33,384	$243,959	$—	$—	$7,641,266

Acquired loans
Single-family residential	$14,468	$—	$—	$—	$—	$14,468
Construction - speculative	—	—	—	—	—	—
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	312	—	1,177	—	—	1,489
Land - consumer lot loans	3,313	—	—	—	—	3,313
Multi-family	3,227	—	687	—	—	3,914
Commercial real estate	105,055	4,190	24,178	—	—	133,423
Commercial & industrial	64,933	1,309	9,084	—	—	75,326
HELOC	10,179	—	—	—	—	10,179
Consumer	8,267	—	—	—	—	8,267
	$209,754	$5,499	$35,126	$—	$—	$250,379

Credit impaired acquired loans
Pool 1 - Construction and land A&D	$980	$461	$955	$—	$—	$2,396
Pool 2 - Single-family residential	333	—	—	—	—	333
Pool 3 - Multi-family	—	—	—	—	—	—
Pool 4 - HELOC & other consumer	11,337	—	—	—	—	11,337
Pool 5 - Commercial real estate	52,509	3,155	21,245	—	—	76,909
Pool 6 - Commercial & industrial	881	—	7,044	—	—	7,925
Total credit impaired acquired loans	$66,040	$3,616	$29,244	$—	$—	$98,900
Total gross loans	$7,639,717	$42,499	$308,329	$—	$—	$7,990,545

Total grade as a % of total gross loans	95.6%	0.5%	3.9%	—%	—%

September 30, 2012	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Non-acquired loans
Single-family residential	$5,588,252	$844	$189,826	$—	$—	$5,778,922
Construction - speculative	86,126	10,113	33,398	—	—	129,637
Construction - custom	211,690	—	—	—	—	211,690
Land - acquisition & development	73,661	4,637	46,379	—	—	124,677
Land - consumer lot loans	140,006	223	1,615	—	—	141,844
Multi-family	684,649	5,098	20,393	—	—	710,140
Commercial real estate	278,022	16,282	24,906	—	—	319,210
Commercial & industrial	158,421	1,071	3,331	—	—	162,823
HELOC	112,902	—	—	—	—	112,902
Consumer	62,611	354	409	—	—	63,374
	$7,396,340	$38,622	$320,257	$—	$—	$7,755,219

Acquired loans
Single-family residential	$—	$—	$—	$—	$—	$—
Construction - speculative	—	—	—	—	—	—
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	—	—	—	—	—	—
Land - consumer lot loans	—	—	—	—	—	—
Multi-family	—	—	—	—	—	—
Commercial real estate	—	—	—	—	—	—
Commercial & industrial	—	—	—	—	—	—
HELOC	—	—	—	—	—	—
Consumer	—	—	—	—	—	—
	$—	$—	$—	$—	$—	$—

Credit impaired acquired loans
Pool 1 - Construction and land A&D	$2,466	$—	$3,125	$—	$—	$5,591
Pool 2 - Single-family residential	342	—	—	—	—	342
Pool 3 - Multi-family	—	—	601	—	—	601
Pool 4 - HELOC & other consumer	14,137	—	—	—	—	14,137
Pool 5 - Commercial real estate	53,683	4,308	28,200	963	—	87,154
Pool 6 - Commercial & industrial	1,566	58	733	935	—	3,292
Total credit impaired acquired loans	$72,194	$4,366	$32,659	$1,898	$—	$111,117
Total gross loans	$7,468,534	$42,988	$352,916	$1,898	$—	$7,866,336

Total grade as a % of total gross loans	94.9%	0.6%	4.5%	—%	—%
The following tables provide information on covered loans based on credit quality indicators (defined in Note A) as of September 30, 2013:

	Internally Assigned Grade					Total Net Loans
	Pass	Special mention	Substandard	Doubtful	Loss
	(In thousands)
Purchased non-credit impaired loans:
Single-family residential	$26,426	$—	$2,034	$—	$—	$28,460
Construction - speculative	—	—	—	—	—	—
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	3,069	1,019	722	—	—	4,810
Land - consumer lot loans	245	—	—	—	—	245
Multi-family	17,217	—	1,635	—	—	18,852
Commercial real estate	56,120	9,235	24,144	—	—	89,499
Commercial & industrial	5,175	500	3,741	—	—	9,416
HELOC	14,750	—	—	—	—	14,750
Consumer	604	—	—	—	—	604
	123,606	10,754	32,276	—	—	166,636
Total grade as a % of total net loans	74.2%	6.4%	19.4%	—%	—%

Purchased credit impaired loans:
Pool 1 - Construction and land A&D	14,361	4,296	25,363	—	—	44,020
Pool 2 - Single-family residential	21,541	—	—	—	—	21,541
Pool 3 - Multi-family	4,131	—	1,100	—	—	5,231
Pool 4 - HELOC & other consumer	4,111	—	1,880	—	—	5,991
Pool 5 - Commercial real estate	36,494	15,113	53,946	—	—	105,553
Pool 6 - Commercial & industrial	4,265	204	8,807	—	—	13,276
	$84,903	$19,613	$91,096	$—	$—	$195,612
					Total covered loans	362,248
					Discount	(66,301)
					Allowance	$—
					Covered loans, net	$295,947

Analysis of age of purchased non-credit impaired loans in past due status
The following table provides an analysis of the payment status of purchased non-credit impaired loans in past due status for the period ended September 30, 2013.

	Amount of Loans Net of LIP & Chg.-Offs	Days Delinquent Based on $ Amount of Loans					% based on $
Type of Loans		Current	30	60	90	Total
	(In thousands)
Single-family residential	$28,460	$27,411	$78	$—	$971	$1,049	3.69%
Construction - speculative	—	—	—	—	—	—	NM
Construction - custom	—	—	—	—	—	—	NM
Land - acquisition & development	4,810	4,774	—	—	36	36	0.75%
Land - consumer lot loans	245	199	—	—	46	46	18.78%
Multi-family	18,852	17,511	—	—	1,341	1,341	7.11%
Commercial real estate	89,499	84,949	2,779	455	1,316	4,550	5.08%
Commercial & industrial	9,416	9,416	—	—	—	—	—%
HELOC	14,750	14,334	103	74	239	416	2.82%
Consumer	604	601	3	—	—	3	0.50%
	$166,636	$159,195	$2,963	$529	$3,949	$7,441	4.47%